Earnings Per Share - Additional Information (Detail) (Limited Partnership Units)	3 Months Ended
Jun. 30, 2013
Limited Partnership Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	54,673,163